Related party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Share based payment expense related to key management	€ 0	€ 132
Rent paid to Ailanthus (related party)	€ 104	€ 37	€ 0